Trade Receivables, Net (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables, Net [Abstract]
Average interest rate	7.50%
Provision for credit losses	₪ 89	₪ 55